UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, August 31, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 91.8%
New York 89.3%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,278,100
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,278,100
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,201,488
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,213,963
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40.	3,000,000	3,410,430
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45.	3,800,000	4,307,034
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,358,545
Catholic Health System Inc. Project, 5.25%, 7/01/35.	1,000,000	1,196,290
Catholic Health System Inc. Project, 5.00%, 7/01/40.	1,000,000	1,159,820
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,453,988
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,651,532
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	1,190,000	1,210,837
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/30	8,600,000	10,681,544
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/32	4,120,000	5,076,334
Health Quest Systems Inc. Project, Series B, 4.00%, 7/01/34	4,770,000	5,323,415
Health Quest Systems Inc. Project, Series B, 4.00%, 7/01/41	7,000,000	7,722,890
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,004,920
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,768,843
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47	40,000,000	40,629,600
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	39,414,200
Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,244,800
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	25,814,360
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,943,650
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,294,852
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33	5,000,000	5,621,200
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	47,768,280
General, Series C, BHAC Insured, Pre-Refunded, 5.00%, 9/01/35	5,000,000	5,000,000
General, Series C, Pre-Refunded, 5.00%, 9/01/35	16,000,000	16,000,000
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	4,113,891
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,495,680
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,185,520
University of Rochester Project, Series A, 5.00%, 7/01/38.	6,350,000	7,598,855
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,913,150
MTA Dedicated Tax Fund Revenue,
Green Bonds, Refunding, Series B, Sub Series B-1, 5.00%, 11/15/46	25,000,000	31,023,750
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/15/35	66,430,000	67,015,913
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	25,241,440
Series B, 5.00%, 11/15/34	63,750,000	71,697,075
Series B, NATL Insured, Pre-Refunded, 4.75%, 11/15/26	5,200,000	5,243,368
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	40,000,000	40,352,800

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Refunding, Series C, Sub Series C-1, 4.00%, 11/15/46.	$24,430,000	$27,081,388
Transportation, Refunding, Series C, Sub Series C-2, 4.00%, 11/15/38.	10,000,000	11,132,300
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,943,655
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/34	5,000,000	6,135,800
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/35	5,000,000	6,117,200
Transportation, Series A, 5.00%, 11/15/35.	43,895,000	44,213,239
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,568,942
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	8,050,000	8,468,922
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	39,950,000	42,053,367
Transportation, Series B, 5.00%, 11/15/38.	11,320,000	13,460,159
Transportation, Series B, 5.00%, 11/15/43.	10,670,000	12,577,369
Transportation, Series B, Pre-Refunded, 5.00%, 11/15/37	25,000,000	26,316,250
Transportation, Series C, 6.50%, 11/15/28	3,785,000	4,251,842
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,890,600
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,780,800
Transportation, Series C, 5.00%, 11/15/47	16,125,000	18,443,453
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	11,215,000	12,621,922
Nassau County GO,
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/30	270,000	301,433
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	285,000	317,265
General Improvement, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/35	1,275,000	1,420,452
General Improvement, Refunding, Series C, Assured Guaranty, 5.25%, 10/01/39	1,320,000	1,471,734
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	31,440,435
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000	6,161,350
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000	6,471,391
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000	29,337,672
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000	30,496,913
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,483,727
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,198,500
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41.	20,000,000	23,828,000
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	20,185,882
New York City GO,
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,105,375
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,100,112
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,093,417
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,091,254
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,054,195
Citysavers, Series B, zero cpn., 6/01/19	1,030,000	1,075,392
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,067,945
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,555,700
Fiscal 2002, Series D, 5.50%, 6/01/24.	145,000	145,508
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,533,265
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,467,487
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,447,347
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,298,230
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	12,083,000
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,904,772
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	12,215,400
Fiscal 2014, Series A, Sub Series A-1, 4.00%, 8/01/39	10,000,000	11,224,500
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	25,569,038

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	$10,000,000	$12,309,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,906,480
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,666,930
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,827,000
Refunding, Series C, 5.00%, 8/01/32	5,000,000	6,231,300
Refunding, Series D, 5.125%, 8/01/19.	10,000	10,031
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,031
Series E, Sub Series E-1, 6.00%, 10/15/23	5,155,000	5,725,762
Series E, Sub Series E-1, 6.25%, 10/15/28	260,000	290,087
Series E, Sub Series E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	2,048,873
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	10,867,113
Series I, Sub Series I-1, 5.375%, 4/01/36	5,050,000	5,607,672
Series I, Sub Series I-1, Pre-Refunded, 5.375%, 4/01/36	12,450,000	13,929,558
Sub Series D-1, 5.125%, 12/01/28	4,140,000	4,363,436
Sub Series D-1, Pre-Refunded, 5.125%, 12/01/28	6,090,000	6,428,056
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	6,111,758
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,776,112
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,343,290
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,680,556
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,983,375
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	21,842,970
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	53,720,680
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000	5,552,523
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000	1,580,544
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,551,926
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,769,240
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	46,191,910
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	17,845,500
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31	8,200,000	8,333,086
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37	22,000,000	22,350,680
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	78,994,500
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,584,400
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	32,686,800
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	54,707,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,412,566
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	33,394,800
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	34,880,472
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,520,000	19,311,070
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	21,978,200
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%,
5/01/34	2,480,000	2,755,602
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,716,578
Future Tax Secured, Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,787,000
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	6,013,700
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,878,303
Future Tax Secured, Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	53,709,300
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	20,623,040
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	29,260,067

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	$18,300,000	$22,143,915
Future Tax Secured, Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	6,315,644
Future Tax Secured, Fiscal 2015, sub. bond, Series B, Sub Series B-1, 5.00%, 8/01/34	5,000,000	6,173,650
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/34	10,000,000	12,266,200
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/35	10,000,000	12,223,100
Future Tax Secured, Fiscal 2017, sub. bond, Series A, Sub Series A-1, 4.00%, 5/01/42	10,000,000	11,260,900
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	59,810,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47	17,500,000	20,091,050
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	21,255,120
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	86,360,000	118,386,606
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	37,484,640
New York State Dormitory Authority Lease Revenues,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/27	10,000,000	10,418,300
State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	7,956,223
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/28	4,000,000	4,792,360
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,585,180
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,192,040
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	530,000	531,606
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,661,442
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	10,919,821
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,215,975
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46.	10,000,000	15,375,000
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46.	1,500,000	1,865,010
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,165,500
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	24,446,620
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,657,405
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	16,488,116
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/33	11,000,000	11,863,940
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,392,700
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,553,010
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/27	2,500,000	2,596,125
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.125%, 7/01/37	3,000,000	3,112,290
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000	4,288,538
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,732,138
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,620,800
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,359,900

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	$5,000,000	$5,267,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,262,100
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,015,000
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,559,800
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43.	13,000,000	15,017,340
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,601,320
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	10,164,810
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%,
2/15/37	4,890,000	4,972,788
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	6,107,650
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	8,317,330
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,035,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,694,000
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/26	5,475,000	5,672,045
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/27	5,470,000	5,666,865
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,179,950
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/37	10,000,000	10,359,900
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	29,930,870
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,650,173
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	29,064,167
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	53,695,811
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	26,916,250
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,539,269
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	13,080,430
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,408,455
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,371,579
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,333,270
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,792,038
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,376,950
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/32	6,250,000	6,430,125
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	14,633,450
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	11,338,100
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,781,325
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,505,634

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	$1,000,000	$1,220,180
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,212,100
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,712,325
Non-State Supported Debt, NYU Hospitals Center, Refunding, Series A, 5.00%, 7/01/28	1,400,000	1,767,024
Non-State Supported Debt, NYU Hospitals Center, Refunding, Series A, 5.00%, 7/01/30	1,210,000	1,511,338
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40.	4,500,000	5,376,555
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29	3,775,000	4,223,961
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,327,200
Non-State Supported Debt, School Districts Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22.	2,425,000	2,626,299
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31.	45,000	50,080
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	66,768
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,756,700
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	7,145,000	8,278,769
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,738,921
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	5,220,000	5,684,841
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	342,228
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000	3,099,546
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,206,150
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/37	6,550,000	6,809,380
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,465,353
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,596,180
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26.	2,400,000	3,001,440
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/27.	650,000	806,930
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29.	1,375,000	1,684,540
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30.	1,675,000	2,043,065
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31.	3,700,000	4,493,206
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34.	2,000,000	2,402,240
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,990,400
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,870,523
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,334,608
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,608,170
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,314,940
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,182,050
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,198,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37	25,000,000	29,506,750

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42	$15,000,000	$17,568,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,585,139
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33	14,210,000	15,326,053
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	2,190,000	2,229,573
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	9,000,000	9,685,080
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	22,245,000	23,871,332
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	25,810,000	26,321,554
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	5,000	5,419
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	15,000	16,257
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33.	4,990,000	5,005,918
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	4,275,000	4,600,413
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	8,680,000	8,852,038
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31.	20,000,000	22,409,600
New York State Dormitory Authority Sales Tax Revenue,
Series B, 5.00%, 3/15/40	12,640,000	15,569,194
Series B, 5.00%, 3/15/41	10,520,000	12,948,226
State Supported Debt, Series A, 5.00%, 3/15/29	12,480,000	15,536,976
State Supported Debt, Series A, 5.00%, 3/15/30	18,415,000	22,837,178
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	19,389,013
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	19,765,545
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	44,876,565
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	33,478,595
Education, Series A, 5.00%, 3/15/38.	5,000,000	5,500,050
Education, Series A, Pre-Refunded, 5.00%, 3/15/37	49,750,000	50,906,190
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	17,305,000	17,515,602
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	258,711
Education, Series C, Pre-Refunded, 5.00%, 12/15/35	10,000,000	10,123,100
Education, Series D, Pre-Refunded, 5.00%, 3/15/36	46,500,000	46,553,550
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	6,232,400
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	8,185,562
General Purpose, Series C, 5.00%, 3/15/34.	10,000,000	11,745,900
Series A, 5.00%, 2/15/34.	16,510,000	18,119,890
Series A, 5.00%, 2/15/39.	20,685,000	22,680,896
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,543
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	22,057

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated State Revolving Fund, Refunding, Series A, 5.00%, 6/15/31.	$5,000,000	$6,159,500
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated State Revolving Fund, Refunding, Series B, 5.00%, 6/15/33.	6,510,000	6,971,689
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated State Revolving Fund, Refunding, Series B, 5.00%, 6/15/37.	8,010,000	8,561,889
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated State Revolving Fund, Series A, 5.125%, 6/15/38	35,000,000	38,930,850
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,546,960
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/34	10,000,000	10,459,500
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/38	15,000,000	15,689,250
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,596,780
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	9,049,950
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18.	860,000	864,360
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	130,000	130,528
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A,
6.375%, 11/15/20.	1,580,000	1,586,036
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,510,500
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000	30,235,750
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,537,800
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	57,609,147
Refunding, Series I, 5.00%, 1/01/37	21,250,000	24,649,150
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,517,400
Series I, 5.00%, 1/01/42	45,000,000	52,049,700
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,945,900
Series A, 5.00%, 4/01/27.	27,000,000	32,366,250
Series A, 5.00%, 4/01/28.	11,600,000	13,877,892
Series A, 5.00%, 4/01/30.	9,000,000	10,687,590
Series A, 5.00%, 4/01/31.	10,250,000	12,135,795
Series A, 5.00%, 4/01/32.	11,100,000	13,103,217
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	7,420,000	7,609,136
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,202,906
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,510,175
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,318,098
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,870,210
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	1,615,000	1,702,339
State Personal Income Tax, Series A-1, Pre-Refunded, 5.00%, 12/15/27	3,385,000	3,575,643
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	10,994,900
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,018
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center
Project, Refunding, NATL Insured, zero cpn., 4/01/30.	13,500,000	7,307,415
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,826,570

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	$30,000,000	$31,211,400
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	77,232,609
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,102,000
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,569,610
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,036,500
Rensselaer City School District COP, School Campus Project, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,268,943
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,062,640
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,412,495
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	40,800,640
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	6,196,148
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,842,665
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%,
3/01/26	1,995,000	2,000,047
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	34,702,734
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,006,149
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,331,707
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/35	9,155,000	9,235,747
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	10,960,200
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45	5,000,000	6,159,150
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	6,039,350
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,216,111
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,246,900
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	39,061,325
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	52,988,402
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	48,386,250
Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/35	20,000,000	25,201,400
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40.	1,400,000	1,676,808
Series A, 5.00%, 4/01/45.	2,250,000	2,683,350
Yonkers GO, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31	12,490,000	12,490,000
		4,599,671,943
U.S. Territories 2.5%
Puerto Rico 2.5%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	20,962,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	7,856,250
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	26,125,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	47,925,000
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	5,350,000
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	18,287,500
		126,506,250
Total Municipal Bonds before Short Term Investments (Cost $4,427,564,014)		4,726,178,193

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments 7.2%
Municipal Bonds 7.2%
New York 7.2%
[a] New York City GO,
Fiscal 2008, Series J, Sub Series J-5, Refunding, Daily VRDN and Put, 0.58%, 8/01/28	$35,905,000	$35,905,000
Fiscal 2008, Series L, Sub Series L-5, Daily VRDN and Put, 0.58%, 4/01/35	12,100,000	12,100,000
Fiscal 2014, Series D, Sub Series D-5, Daily VRDN and Put, 0.60%, 8/01/41	45,700,000	45,700,000
Fiscal 2015, Series F, Sub Series F-6, Daily VRDN and Put, 0.59%, 6/01/44	6,150,000	6,150,000
Fiscal 2017, Series A, Sub Series A-6, Daily VRDN and Put, 0.60%, 8/01/44	26,000,000	26,000,000
[a] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2008, Series BB, Sub Series BB-5, Daily VRDN and Put, 0.58%,
6/15/33	40,000,000	40,000,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Sub Series AA-1, Daily VRDN and
Put, 0.59%, 6/15/50	49,380,000	49,380,000
[a] New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2013, Subordinate, Series C, Sub Series C-4, Daily VRDN and Put,
0.59%, 11/01/36	3,600,000	3,600,000
Future Tax Secured, Fiscal 2014, Subordinate, Sub Series A-4, Daily VRDN and Put, 0.58%,
11/01/43	37,410,000	37,410,000
Future Tax Secured, Fiscal 2015, Subordinate, Sub Series E-4, Daily VRDN and Put, 0.58%,
2/01/45	68,880,000	68,880,000
[a] New York State HFAR, 160 Madison Avenue, Series A, Daily VRDN and Put, 0.58%, 11/01/46	17,555,000	17,555,000
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put,
0.56%, 12/01/37	19,480,000	19,480,000
[a] Triborough Bridge and Tunnel Authority Revenues, General, Subordinate, Refunding, Series B-2, Daily
VRDN and Put, 0.58%, 1/01/32	10,000,000	10,000,000
Total Short Term Investments (Cost $372,160,000)		372,160,000
Total Investments (Cost $4,799,724,014) 99.0%		5,098,338,193
Other Assets, less Liabilities 1.0%.		53,401,705
Net Assets 100.0%		$5,151,739,898

See Abbreviations on page 13.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,804,482,157

Unrealized appreciation.	$402,875,958
Unrealized depreciation.	(109,019,922)
Net unrealized appreciation (depreciation)	$293,856,036

|11

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|12

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2016